Concentrations of Risk (Details) - Schedule of Revenue and Outstanding Receivable	3 Months Ended	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)
Customer A [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 3,849,161	$ 6,566,059
Percentage of revenues	22.00%	23.00%
Accounts receivable
Customer B [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 3,055,295	$ 4,425,921
Percentage of revenues	18.00%	16.00%
Accounts receivable	$ 139	$ 139
Customer C [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,874,473	$ 3,105,629
Percentage of revenues	11.00%	11.00%
Accounts receivable
Customer D [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 2,029,613	$ 3,051,903
Percentage of revenues	12.00%	11.00%
Accounts receivable	$ 49,223	$ 49,223